UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2003 - November 30, 2004

Item 1:	Reports to Shareholders

Vanguard® Pennsylvania
Tax-Exempt Funds

November 30, 2004

CONTENTS

  1 LETTER FROM THE CHAIRMAN
  6 REPORT FROM THE ADVISOR
  9 FUND PROFILES
11 GLOSSARY OF INVESTMENT TERMS
12 PERFORMANCE SUMMARIES
14 ABOUT YOUR FUND'S EXPENSES
16 FINANCIAL STATEMENTS
42 ADVANTAGES OF VANGUARD.COM

SUMMARY

• During the 2004 fiscal year, interest rates dipped, rose, and dipped again in a climate of economic uncertainty.
• The Vanguard Pennsylvania Tax-Exempt Funds generated returns consistent with their investment focus.
• Both funds topped the average returns of competing funds.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.
• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
• Communicate candidly not only about the rewards of investing but also about the risks and costs.
• Maintain highly effective controls to safeguard your assets and protect your confidential information.
• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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Dear Shareholder,

During the 12 months ended November 30, 2004, longer-term interest rates moved down, then up, eventually settling near their levels at the start of the period. Shorter-term interest rates, on the other hand, rose sharply. In this volatile environment, the Investor Shares of Vanguard Pennsylvania Long-Term Tax-Exempt Fund produced a 3.3% return—superior to the average return of competing funds. (The Admiral Shares returned 3.4%.) The Tax-Exempt Money Market Fund returned 1.0% while preserving a net asset value of $1 per share, as is expected but not guaranteed.

The table on page 2 presents the total returns of the Pennsylvania Tax-Exempt Funds and their comparative standards. We also display the funds’ yields on November 30, as well as their taxable-equivalent yields. The taxable-equivalent yields can be used to compare the yields of tax-exempt securities with those of fully taxable bonds. These calculations assume that an investor is subject to the highest federal and state income tax rates.

Please see the table on page 5 for details of the funds’ net asset values at the start and the end of the period and their per-share distributions during the fiscal year.

DEFYING EXPECTATIONS, LONGER-TERM YIELDS FINISHED WHERE THEY STARTED

As the fiscal year began, many investors and analysts expected a sharp rise in bond yields from a combination of an improving economy, rising corporate profits, and the Federal Reserve Board’s anticipated return to its traditional role of fighting inflation. However, that steep increase never fully materialized during the period, at least not at the longer end of the maturity spectrum.

Initially, bond prices rose and yields fell through March; then the trend sharply reversed, and ultimately yields settled back to roughly where they began. At fiscal year-end, the yield of the 10-year U.S. Treasury note was 4.35%, only 2 basis points (0.02 percentage point) higher than at the start of the period. Mixed signals contributed to bonds’ volatility, including a less-than-robust rate of job growth, record high prices for crude oil, and continuing problems in Iraq and elsewhere. All such factors can alter investors’ perception of bonds’ attractiveness relative to other investment alternatives.

2004 Total Returns	Fiscal Year Ended November 30

Vanguard Pennsylvania Tax-Exempt
Money Market Fund	1.0%
SEC 7-Day Annualized Yield:	1.57%
Taxable-Equivalent Yield:	2.49%*
Average Pennsylvania Tax-Exempt
Money Market Fund**	0.6

Vanguard Pennsylvania
Long-Term Tax-Exempt Fund
Investor Shares	3.3%
SEC 30-Day Annualized Yield:	3.46%
Taxable-Equivalent Yield:	5.49%*
Admiral Shares	3.4
SEC 30-Day Annualized Yield:	3.51%
Taxable-Equivalent Yield:	5.57%*
Lehman 10 Year Municipal Bond Index	4.0
Average Pennsylvania Municipal Debt Fund*	3.0
Lehman Municipal Bond Index	4.1

*This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35.0% and the Pennsylvania income tax rate of 3.07% as of November 30. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
**Derived from data provided by Lipper Inc.

Yields of fixed income securities at the shorter end of the maturity spectrum, which are usually more strongly affected by the Fed’s interest rate moves, did rise significantly during the 12 months, a period in which the Fed doubled the target federal funds rate to 2.00% through four quarter-point increases. The yield of the 3-month Treasury bill, a proxy for money market yields, rose from 0.93% to 2.22% over the fiscal year.

Overall, the taxable investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.4%. The Lehman Municipal Bond Index returned 4.1%. Corporate bonds, particularly those from below-investment-grade issuers, generally did better than government securities. The Lehman High Yield Index returned 12.0%.

STOCKS ENDED ON A STRONG NOTE

Stock investors received an early holiday gift: A surge in equity prices in November served as a nice bookend to a market rally at the start of the period, more than offsetting a general decline in the middle.

The broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 13.6% for the full 12 months.

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

The gains were broadly based, with the largest advances made by energy-related stocks. Generally, small-capitalization stocks outpaced large-caps, and value stocks—whose prices are considered low relative to earnings, book value, and other measures—outperformed their growth counterparts.

Markets overseas, particularly emerging markets, outpaced the U.S. market even without taking into account the effect of currency exchanges. The burgeoning trade and federal budget deficits were factors in the continued fall in the value of the U.S. dollar relative to most other major currencies. The weak dollar added several percentage points to returns from foreign investments for U.S.-based investors.

INTEREST RATES SEESAWED

The Pennsylvania Long-Term Tax-Exempt Fund was positioned effectively for the volatile interest rate environment. The advisor, Vanguard Fixed Income Group, kept the fund’s duration (a measure of sensitivity to interest rates) at the low end of its typical range during the first half of the fiscal year, providing some protection from rising rates. During the second half, the advisor allowed the portfolio’s duration to drift back to the neutral range, moderating the defensive posture as bond prices rallied.

Market Barometer		Average Annual Total Returns Periods Ended November 30, 2004
	One Year	Three Years	Five Years

Bonds
Lehman Aggregate Bond Index	4.4%	5.6%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	4.1	5.7	6.8
Citigroup 3-Month Treasury Bill Index	1.2	1.3	2.8

Russell 1000 Index (Large-caps)	12.7%	3.4%	-1.3%
Russell 2000 Index (Small-caps)	17.3	12.6	8.3
Dow Jones Wilshire 5000 Index	13.6	4.8	-0.7
Stocks
(Entire market)
MSCI All Country World Index
ex USA (International)	25.2	12.5	1.0

CPI
Consumer Price Index	3.5%	2.5%	2.6%

The 12-month total return of 3.3% for the fund’s Investor Shares exceeded the average return of competing funds, reflecting both the advisor’s skill and the return-enhancing benefit of Vanguard’s low expense ratios. (Please see page 14 for more information about costs.) A less-visible benefit of our cost advantage is that the advisor can deliver competitive returns without sacrificing portfolio quality. A manager burdened by high costs, in contrast, must either produce lower shareholder returns or pursue higher-risk strategies in hopes of making up for the higher costs.

Total Returns			Ten Years Ended November 30, 2004
	Average Annual Return		Final Value of a $10,000 Initial Investment*
Pennsylvania Tax-Exempt Fund	Vanguard Fund	Average Competing Fund	Average Vanguard Fund	Competing Fund	Vanguard Advantage(TM)

Money Market	2.7%	2.4%	$13,045	$12,643	$402
Long-Term
Investor Shares	7.0	6.2	19,673	18,185	1,488

*Assuming reinvestment of all income dividends and capital gains distributions. Note: Returns shown are rounded, but the dollar calculations are based on unrounded return figures.

Among shorter-term securities, interest rates moved steadily higher, which was good news for the Pennsylvania Tax-Exempt Money Market Fund. At the start of the fiscal year, the fund yielded 0.93%. By year-end, the yield was a still modest, but much improved, 1.57%. The fund’s 12-month total return of 1.0% exceeded the average result for its peer group, again a testament to the advisor’s skill and Vanguard’s cost advantage.

SKILL, DISCIPLINE, AND LOW COSTS HAVE ENHANCED LONGER-TERM RETURNS

The same strategies that produced strong relative returns during the past 12 months—disciplined duration management, an emphasis on high-quality securities, and low costs—have contributed to the Pennsylvania Tax-Exempt Funds’ excellent long-term results.

The table above presents the ten-year annualized returns of the Long-Term and Money Market Funds together with the average results for their respective peer groups over the period. We also show the growth of a hypothetical initial investment of $10,000 in each over the ten years. In both cases, the Vanguard funds created more wealth for shareholders than the comparative standards.

DIFFERENT QUESTIONS, FAMILIAR ANSWERS

Looking back at the past 12 months, each asset class has seemed to represent a constantly changing combination of risk and opportunity, raising a variety of perplexing questions. Are interest rates at a transient low or a long-term plateau? Are stock valuations stretched or consistent with corporate fundamentals? In other words, it has been just like every other year. Our recommendation now, just as it has been during periods of more extreme stock and bond market performance, is to hold a diversified mix of stock, bond, and money market funds, allocated according to your unique circumstances. The lack of variety in our counsel does not reflect a lack of imagination. It reflects our recognition that balance and diversification give you the best chance of reaching your financial goals.

Vanguard provides a number of tools that can help you select, establish, and monitor an asset mix that is consistent with your own needs. If you haven’t done so already, I encourage you to visit Vanguard.com to explore some of these resources.

Thank you for entrusting us with your assets.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

DECEMBER 9, 2004

Your Fund's Performance at a Glance		November 30, 2003-November 30, 2004
			Distributions Per Share
Pennsylvania Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Money Market	$1.00	$1.00	$0.010	$0.000
Long-Term
Investor Shares	11.74	11.53	0.528	0.062
Admiral Shares	11.74	11.53	0.534	0.062

Interest rates were volatile throughout the 2004 fiscal year, hitting a low early in March, rising markedly during the summer, and then declining again at the period’s close. The Pennsylvania Long-Term Tax-Exempt Fund performed well in this unsettled environment, exceeding the average return of competing funds. The return of the Pennsylvania Tax-Exempt Money Market Fund also topped the average return of its peer group.

ECONOMY EXPANDED SOLIDLY

Over the 12 months ended November 30, the economy expanded at a solid rate of 4.0%, near a level last seen in the late 1990s. Growth in consumer spending and business investment drove much of the increase, even as the recent run-up in oil prices put pressure on consumer and corporate cash flow. The current-account deficit (which includes the trade deficit) remained at a record high 5.6% of gross domestic product.

Although payrolls expanded along with the economy, job growth slowed in the third quarter of calendar 2004, falling below the rate considered sufficient to reduce the level of unemployment over time. The U.S. unemployment rate nevertheless stood at 5.4% in November, a low level by historical norms. As our fiscal year ended, most leading indicators suggested that labor market conditions remained promising for increased hiring.

Investment Philosophy

The advisor believes that each fund, while operating within stated maturity and stringent quality targets, can achieve a high level of current income that is exempt from federal and Pennsylvania income taxes by investing in high-quality securities issued by Pennsylvania state, county, and municipal governments.

Despite rising oil prices, various inflationary measures decelerated in the third calendar quarter, remaining near historical lows. Economic data generally appeared to confirm the Federal Reserve Board’s view that the acceleration in inflation witnessed earlier in 2004 was “temporary.” Indeed, Fed officials reiterated that longer-term inflation expectations were low and stable.

During the fiscal year, the Fed’s Open Market Committee (FOMC) raised short-term interest rates four times. By the end of November, the target federal funds rate stood at 2.0%. The FOMC has repeatedly signaled its intention to raise rates further in order to remove its considerable monetary accommodation (i.e., a negative inflation-adjusted federal funds rate), although it has noted that future decisions are contingent on the strength of economic data.

MUNICIPAL BONDS TRAILED TREASURIES

During the fiscal year, the yields of U.S. Treasury bonds with maturities of more than 10 years were generally stable. (The yield of the 30-year bond actually fell.) The picture was very different for shorter maturities, as the Fed’s actions placed upward pressure on yields.

In the municipal bond market, yields crept higher among long-maturity bonds and rose more sharply among short-term securities, causing the municipal market to underperform the Treasury market except among the very shortest maturities. As of November 30, the ratios of municipal bond yields to the yields of Treasury bonds of comparable maturity were roughly at the midpoint of their 12-month highs and lows. A 10-year AAA general-obligation tax-exempt bond yielded about 84% of its U.S. Treasury counterpart, suggesting that municipal bonds offered attractive after-tax yields relative to Treasuries.

Yields of Municipal Bonds (AAA-Rated General-Obligation Issues)
Maturity	Nov. 30, 2003	Nov. 30, 2004	Change (basis points)

2 years	1.40%	2.19%	+79
5 years	2.39	2.85	+46
10 years	3.55	3.66	+11
30 years	4.72	4.76	+4

Source: The Vanguard Group

Yields of U.S. Treasury Securities
Maturity	Nov. 30, 2003	Nov. 30, 2004	Change (basis points)

2 years	2.04%	3.00%	+96
5 years	3.35	3.69	+34
10 years	4.33	4.35	+2
30 years	5.13	5.00	-13

Source: The Vanguard Group

The supply of municipal bonds nationally declined 12.8% during the fiscal year, though issuance rates remained above longer-term trends. If interest rates continue to rise, issuance could decline further--generally a positive development for municipal bond investors.

Pennsylvania's fiscal condition improved during 2004, thanks largely to the income tax increase that took effect in January. The financial health of the two largest cities--Philadelphia and Pittsburgh--was less robust. Philadelphia expects to lay off some municipal workers in the new fiscal year. Pittsburgh has teetered on the edge of insolvency, and its officials are working with the state legislature to craft a plan that would create new sources of revenue.

THE VANGUARD FUNDS EMPHASIZED RISK CONTROL AND QUALITY

Throughout the fiscal year, the Vanguard Pennsylvania Tax-Exempt Funds maintained their emphasis on the market's high-quality securities. At the start of the period, the Long-Term Fund's duration was near the short end of its typical range, moderating the fund's interest rate sensitivity. As the year progressed, we allowed the duration to drift back toward a neutral stance.

A key reason for the funds' strong results, both recently and over the long term, is the combination of conservative portfolio management with low operating costs, which reduces the need to take unnecessary risks in pursuit of return. Vanguard's expense advantage is important in any market environment, but it's especially critical in the current environment of low yields.

Robert F. Auwaerter, PRINCIPAL
Christopher M. Ryon, PRINCIPAL
Pamela Wisehaupt Tynan, PRINCIPAL
Kathryn T. Allen, PRINCIPAL
John Carbone, PRINCIPAL

VANGUARD FIXED INCOME GROUP

DECEMBER 15, 2004

PENNSYLVANIA TAX-EXEMPT MONEY
MARKET FUND

Financial Attributes

Yield	1.6%
Average Weighted Maturity	25 days
Average Quality*	MIG-1
Expense Ratio	0.13%

Distribution by Credit Quality (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	76%
P-1/A-1/SP-1/F-1	21
AAA/AA	3

Total	100%

Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

*Moody’s Investors Service.

Visit our website at Vanguard.com
for regularly updated fund information.

FUND PROFILES (CONTINUED)

PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	379	9,147	49,414
Yield	--	--
Investor Shares	3.5%
Admiral Shares	3.5%
Yield to Maturity	3.8%+	3.7%	3.8%
Average Coupon	4.9%	5.2%	5.1%
Average Effective Maturity	7.5	years	7.1 years
Average Quality	AA+	AA+	AA+
Average Duration	6.0	years	5.8 years
Expense Ratio	--	--
Investor Shares	0.14%
Admiral Shares	0.09%
Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.99	1.00	0.99	1.00
Beta	0.94	1.00	1.08	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	9%
1-5 Years	28
5-10 Years	46
10-20 Years	14
20-30 Years	3

Total	100%

Distribution by Credit Quality (% of portfolio)

AAA	88%
AA	6
A	3
BBB	3

Total	100%

Investment Focus

  *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
   † Before expenses.

Visit our website at Vanguard.com
for regularly updated fund information.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity . The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND

Cumulative Performance November 30, 1994–November 30, 2004

	Average Annual Total Returns Periods Ended November 30, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment

Pennsylvania Tax-Exempt Money Market Fund	1.05%	2.01%	2.69%	$13,045
Average Pennsylvania Tax-Exempt Money Market Fund*	0.60	1.64	2.37	12,643

Fiscal-Year Total Returns (%)			November 30, 1994-November 30, 2004
Fiscal Year	Pennsylvania Tax-Exempt Money Market Fund Total Return	Average Fund* Total Return	Fiscal Year	Pennsylvania Tax-Exempt Money Market Fund Total Return	Average Fund* Total Return

1995	3.7%	3.5%	2000	3.9%	3.6%
1996	3.4	3.1	2001	2.9	2.5
1997	3.5	3.2	2002	1.3	1.0
1998	3.3	3.0	2003	0.9	0.6
1999	3.1	2.7	2004	1.0	0.6

				SEC 7-Day Annualized Yield

Average Annual Total Returns for periods ended September 30, 2004 This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
Inception Date	One Year	Five Years	Capital	Income	Total

Pennsylvania Tax-Exempt
Money Market Fund	6/13/1988	0.93%	2.07%	0.00%	2.72%	2.72%

*Returns for the Average Pennsylvania Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 36 for dividend information.

PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND

Cumulative Performance November 30, 1994–November 30, 2004

	Average Annual Total Returns Periods Ended November 30, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	3.32%	6.93%	7.00%	$19,673
Lehman Municipal Bond Index	4.07	6.78	7.16	19,969
Lehman 10 Year Municipal Bond Index	4.03	6.68	7.15	19,947
Average Pennsylvania Municipal Debt Fund*	3.02	5.81	6.16	18,185

	One Year	Since Inception**	Final Value of a $250,000 Investment

Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares	3.37%	6.13%	$308,712
Lehman Municipal Bond Index	4.07	6.02	307,673
Lehman 10 Year Municipal Bond Index	4.03	6.06	308,044

Fiscal-Year Total Returns (%) November 30, 1994-November 30, 2004

	Pennsylvania Long-Term Tax-Exempt Fund Investor Shares			Lehman+		Pennsylvania Long-Term Tax-Exempt Fund Investor Shares			Lehman+
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	12.0%	6.5%	18.5%	18.6%	2000	3.1%	5.8%	8.9%	7.7%
1996	0.2	5.6	5.8	5.7	2001	3.5	5.3	8.8	8.2
1997	0.7	5.5	6.2	7.1	2002	1.5	5.0	6.5	6.7
1998	2.1	5.5	7.6	8.1	2003	2.7	4.6	7.3	6.9
1999	-6.7	5.0	-1.7	-0.4	2004	-1.3	4.6	3.3	4.0

Average Annual Total Returns for periods ended September 30, 2004

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	4/7/1986	4.10%	7.02%	1.28%	5.33%	6.61%
Admiral Shares	5/14/2001	4.16	6.55**	--	--	--

  *Derived from data provided by Lipper Inc.
**May 14, 2001.
  †Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 37 for dividend and capital gains information.

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

        • Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended November 30, 2004
Pennsylvania Tax-Exempt Fund	Beginning Account Value May 31, 2004	Ending Account Value Nov. 30, 2004	Expenses Paid During Period*

Based on Actual Fund Return
Money Market	$1,000.00	$1,006.09	$0.60
Long-Term
Investor Shares	1,000.00	1,038.39	0.66
Admiral Shares	1,000.00	1,038.65	0.41
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.40	$0.61
Long-Term
Investor Shares	1,000.00	1,024.35	0.66
Admiral Shares	1,000.00	1,024.60	0.40

*The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.12%; for the Pennsylvania Long-Term Tax-Exempt Fund Investor Shares, 0.13%, and Admiral Shares, 0.8%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

        • Based on hypothetical 5% yearly return.This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Expense Ratios: Your fund compared with its peer group
Pennsylvania Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer Group*

Money Market	0.13%	--	0.64%
Long-Term	0.14	0.09%	1.18

*Peer groups are: for the Pennsylvania Tax-Exempt Money Market Fund, the Average Pennsylvania Tax-Exempt Money Market Fund; for the Pennsylvania Long-Term Tax-Exempt Fund, the Average Pennsylvania Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

Note that the expenses shown in the table on page 14 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s municipal bond holdings, including each security’s market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Pennsylvania Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (100.2%)

Allegheny County PA Higher Educ. Auth. Rev
(Univ. of Pittsburgh Medical Center
Children's Hosp.) VRDO	1.68%	12/7/2004 LOC	$7,100	$7,100
Allegheny County PA Higher Educ. Auth. Rev
(Washington & Jefferson College) VRDO	1.74%	12/7/2004 LOC	15,040	15,040
Allegheny County PA Higher Educ. Building Auth
(Carnegie Mellon Univ.) VRDO	1.69%	12/1/2004	64,250	64,250
Allegheny County PA Hosp. Dev. Auth. Rev
(Presbyterian Univ. Health System) VRDO	1.68%	12/7/2004 (1)	12,945	12,945
Allegheny County PA Hosp. Dev. Auth. Rev
(Presbyterian Univ. Health System) VRDO	1.68%	12/7/2004 (1)	14,100	14,100
Allegheny County PA Hosp. Dev. Auth. Rev
(Presbyterian Univ. Health System) VRDO	1.68%	12/7/2004 LOC	8,170	8,170
Allegheny County PA Hosp. Dev. Auth. Rev
(Univ. of Pittsburgh Medical Center) TOB VRDO	1.69%	12/7/2004 (1)*	4,995	4,995
Allegheny County PA IDA Rev
(Western PA School for Blind Children) PUT	1.70%	7/1/2005	10,000	10,000
Berks County PA GO VRDO	1.65%	12/7/2004 (1)	14,000	14,000
Berks County PA IDA (Lutheran Health Care) VRDO	1.68%	12/7/2004 (2)	17,400	17,400

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Bethlehem PA Area School Dist. GO TOB VRDO	1.69	12/7/2004 (3)*	$19,800	$19,800
Central Bucks PA School Dist. VRDO	1.73	12/7/2004 (3)	12,170	12,170
Chester County PA Health & Educ. Fac. Auth. Rev
(Jefferson Health System) VRDO	1.62	12/7/2004	20,000	20,000
Chester County PA Health & Educ. Fac. Auth. Rev
(Jefferson Health System) VRDO	1.66	12/7/2004	26,070	26,070
Chester County PA IDA (Archdiocese of Philadelphia) VRDO	1.72	12/7/2004 LOC	7,000	7,000
Cumberland County PA Muni. Auth. College Rev
(Dickinson College) PUT	2.00	11/1/2005 LOC	12,675	12,675
Dallastown Area School Dist. York County PA GO VRDO	1.73	12/7/2004 (3)	21,670	21,670
Daniel Boone PA Area School Dist. GO VRDO	1.68	12/7/2004 (2)	9,990	9,990
Dauphin County PA General Auth. Hosp. Rev
(Reading Hosp. & Medical Center) VRDO	1.63	12/7/2004	10,725	10,725
Delaware County PA Hosp. Auth. Rev
(Crozer-Chester Medical Center) VRDO	1.68	12/7/2004 LOC	9,570	9,570
Delaware County PA Hosp. Auth. Rev
(Crozer-Chester Medical Center) VRDO	1.75	12/7/2004 LOC	4,300	4,300
Delaware County PA IDA Airport Fac
(United Parcel Service) VRDO	1.59	12/1/2004	11,055	11,055
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	1.67	12/1/2004	10,750	10,750
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	1.67	12/1/2004	19,300	19,300
Delaware County PA IDA PCR (PECO) CP	1.80	2/23/2005 LOC	15,500	15,500
Delaware County PA IDA Refunding Resource Recovery Fac
(General Electric Capital Corp.) VRDO	1.66	12/7/2004	8,235	8,235
Delaware County PA IDA Refunding Resource Recovery Fac
(General Electric Capital Corp.) VRDO	1.66	12/7/2004	8,595	8,595
Delaware County PA IDA Refunding Resource Recovery Fac
(General Electric Capital Corp.) VRDO	1.66	12/7/2004	8,375	8,375
Delaware County PA IDA Refunding Resource Recovery Fac
(General Electric Capital Corp.) VRDO	1.66	12/7/2004	42,600	42,600
Delaware County PA IDA Solid Waste Rev
(Scott Paper Co.) VRDO	1.69	12/7/2004	8,700	8,700
Delaware County PA IDA Solid Waste Rev
(Scott Paper Co.) VRDO	1.69	12/7/2004	10,000	10,000
Delaware County PA IDA Solid Waste Rev
(Scott Paper Co.) VRDO	1.69	12/7/2004	17,600	17,600
Delaware County PA IDA Solid Waste Rev
(Scott Paper Co.) VRDO	1.69	12/7/2004	23,005	23,005
Delaware County PA IDA Solid Waste Rev
(Scott Paper Co.) VRDO	1.69	12/7/2004	17,000	17,000
Franklin County PA IDA Healthcare Rev
(Chambersburg Hosp.) VRDO	1.78	12/7/2004 (2)	6,400	6,400
Indiana County PA IDA (Exelon Generation) VRDO	1.67	12/7/2004 LOC	4,000	4,000
Manheim Township PA School Dist. VRDO	1.73	12/7/2004 (4)	9,000	9,000
Mercersburg Borough PA General Purpose Auth
(Mercersburg College) VRDO	1.68	12/7/2004 LOC	7,700	7,700
Mercersburg Borough PA General Purpose Auth
(Mercersburg College) VRDO	1.68	12/7/2004 LOC	9,415	9,415
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.85	1/21/2005 LOC	37,800	37,800
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.90	1/21/2005 LOC	5,000	5,000
Montgomery County PA IDA PCR (PECO) CP	1.80	12/30/2004 LOC	32,000	32,000

Pennsylvania Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Northampton County PA General Purpose Auth. Univ. Rev
(Lafayette College)	3.00	11/21/2005	$9,000	$9,086
Northampton County PA General Purpose Auth. Univ. Rev
(Lehigh Univ.) VRDO	1.63	12/7/2004	21,780	21,780
Northampton County PA General Purpose Auth. Univ. Rev
(Lehigh Univ.) VRDO	1.70	12/7/2004	20,605	20,605
Northampton County PA Higher Educ. Auth. Rev
(Lehigh Univ.) VRDO	1.63	12/7/2004	12,085	12,085
Northeastern PA Hosp. & Educ. Auth. Rev
(Wilkes Univ.) VRDO	1.65	12/7/2004 LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev
(Wilkes Univ.) VRDO	1.65	12/7/2004 LOC	3,795	3,795
Pennsbury PA School Dist. TOB VRDO	1.69	12/7/2004 (3)*	5,115	5,115
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev
(Amtrak Project) VRDO	1.74	12/7/2004 LOC	30,625	30,625
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev
(Reliant Energy Seward Project) VRDO	1.71	12/7/2004 LOC	9,600	9,600
Pennsylvania GO	5.00	1/1/2005 (1)	5,000	5,017
Pennsylvania GO	5.00	1/15/2005	5,000	5,023
Pennsylvania GO	5.00	2/1/2005	6,585	6,626
Pennsylvania GO	5.125	5/1/2005 (3)	3,400	3,451
Pennsylvania GO	5.50	5/1/2005 (3)(Prere.)	12,000	12,385
Pennsylvania GO	5.50	5/1/2005 (3)(Prere.)	8,025	8,290
Pennsylvania GO	5.50	6/1/2005	9,395	9,580
Pennsylvania GO	5.00	9/15/2005	9,050	9,263
Pennsylvania GO	5.25	10/15/2005	10,400	10,725
Pennsylvania GO TOB VRDO	1.69	12/7/2004 *	2,835	2,835
Pennsylvania GO TOB VRDO	1.69	12/7/2004 (1)*	14,775	14,775
Pennsylvania GO TOB VRDO	1.69	12/7/2004 (1)*	5,185	5,185
Pennsylvania GO TOB VRDO	1.71	12/7/2004 *	30,835	30,835
Pennsylvania GO TOB VRDO	1.71	12/7/2004 *	10,650	10,650
Pennsylvania GO TOB VRDO	1.71	12/7/2004 *	5,750	5,750
Pennsylvania GO TOB VRDO	1.74	12/7/2004 (3)*	5,815	5,815
Pennsylvania GO TOB VRDO	1.74	12/7/2004 (1)*	8,355	8,355
Pennsylvania GO TOB VRDO	1.74	12/7/2004 (4)*	6,770	6,770
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.69	12/7/2004 (2)	20,700	20,700
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.70	12/7/2004 (4)	43,500	43,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.70	12/7/2004 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.70	12/7/2004 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.71	12/7/2004 (2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.71	12/7/2004 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.71	12/7/2004 (2)	22,800	22,800
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.72	12/7/2004 (4)	12,900	12,900

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.67	12/1/2004	$8,000	$8,000
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.67	12/1/2004	16,950	16,950
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.67	12/1/2004	42,400	42,400
Pennsylvania Higher Educ. Fac. Auth. Rev
(Drexel Univ.) VRDO	1.67	12/7/2004 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev
(Muhlenberg College) VRDO	1.68	12/1/2004	14,300	14,300
Pennsylvania Higher Educ. Fac. Auth. Rev
(Philadelphia Univ.) VRDO	1.62	12/7/2004 LOC	4,700	4,700
Pennsylvania Higher Educ. Fac. Auth. Rev
(Temple Univ.) VRDO	1.64	12/1/2004 LOC	29,775	29,775
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pennsylvania Health System
Obligated Group) VRDO	1.68	12/7/2004 LOC	52,130	52,130
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pennsylvania Health System
Obligated Group) VRDO	1.68	12/7/2004 LOC	68,100	68,100
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pennsylvania Health System
Obligated Group) VRDO	1.68	12/7/2004 LOC	58,000	58,000
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of the Sciences) VRDO	1.67	12/7/2004 LOC	23,000	23,000
Pennsylvania Higher Educ. Fac. Auth
Student Housing Rev. (Student Assoc. Inc. Project
California Univ. of Pennsylvania) VRDO	1.69	12/7/2004 LOC	11,990	11,990
Pennsylvania Housing Finance Agency Rev
(Single Family Mortgage) VRDO	1.67	12/7/2004	23,905	23,905
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.70	12/7/2004	24,500	24,500
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.70	12/7/2004	33,445	33,445
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.72	12/7/2004 *	5,995	5,995
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.72	12/7/2004 *	7,495	7,495
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.72	12/7/2004 *	8,545	8,545
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.74	12/7/2004 *	9,440	9,440
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.74	12/7/2004 *	37,340	37,340
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.74	12/7/2004 (3)*	7,460	7,460
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.74	12/7/2004 *	8,145	8,145
Pennsylvania Housing Finance Agency Rev. VRDO	1.69	12/7/2004	35,220	35,220
Pennsylvania Housing Finance Agency Rev. VRDO	1.69	12/7/2004	15,000	15,000
Pennsylvania Intergovernmental
Cooperation Auth. Rev	4.00	6/15/2005 (3)	5,000	5,066
Pennsylvania Intergovernmental
Cooperation Auth. Rev. VRDO	1.65	12/7/2004 (2)	24,100	24,100
Pennsylvania State Univ. Rev	5.00	3/1/2005	6,935	6,996
Pennsylvania State Univ. Rev. VRDO	1.67	12/7/2004	53,275	53,275
Pennsylvania State Univ. Rev. VRDO	1.67	12/7/2004	4,700	4,700
Pennsylvania Turnpike Comm
Oil Franchise Tax Rev. TOB VRDO	1.71	12/7/2004 (1)*	2,605	2,605
Pennsylvania Turnpike Comm. Rev. VRDO	1.69	12/1/2004	7,500	7,500
Pennsylvania Turnpike Comm. Rev. VRDO	1.69	12/1/2004	8,300	8,300

Pennsylvania Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pennsylvania Turnpike Comm. Rev. VRDO	1.67	12/7/2004	$59,420	$59,420
Pennsylvania Turnpike Comm. Rev. VRDO	1.68	12/7/2004	38,065	38,065
Pennsylvania Turnpike Comm. Rev. VRDO	1.68	12/7/2004	12,800	12,800
Pennsylvania Turnpike Comm. Rev. VRDO	1.68	12/7/2004	8,600	8,600
Pennsylvania Turnpike Comm. Rev. VRDO	1.68	12/7/2004	5,500	5,500
Philadelphia PA Auth. IDR
(Institute for Cancer Research) VRDO	1.68	12/1/2004 LOC	3,700	3,700
Philadelphia PA Auth. IDR
(Regional Performing Arts Center Project) VRDO	1.67	12/7/2004 LOC	14,900	14,900
Philadelphia PA GO	5.00	5/15/2005 (3)	5,000	5,079
Philadelphia PA GO TOB VRDO	1.69	12/7/2004 (4)*	5,970	5,970
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.67	12/1/2004 (1)	11,650	11,650
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.67	12/1/2004	40,485	40,485
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.67	12/1/2004 (1)	8,800	8,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.67	12/1/2004	9,800	9,800
Philadelphia PA IDA Rev
(Philadelphia Airport System) TOB VRDO	1.80	12/7/2004 (3)*	3,380	3,380
Philadelphia PA Muni. Auth. Rev	4.00	5/15/2005 (4)	2,500	2,529
Philadelphia PA School Dist. TOB VRDO	1.69	12/7/2004 (3)*	5,995	5,995
Philadelphia PA School Dist. TOB VRDO	1.69	12/7/2004 (3)*	6,660	6,660
Philadelphia PA School Dist. TOB VRDO	1.71	12/7/2004 (3)*	4,995	4,995
Philadelphia PA School Dist. TRAN	3.00	6/30/2005	20,000	20,159
Philadelphia PA Water & Waste Water Rev. VRDO	1.64	12/7/2004 (2)	5,200	5,200
Philadelphia PA Water & Waste Water Rev. VRDO	1.65	12/7/2004 (4)	106,500	106,500
Pittsburgh PA Water & Sewer Auth. Rev	5.60	9/1/2005 (3)(Prere.)	6,000	6,179
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	2,300	2,300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	2,000	2,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	4,700	4,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	3,955	3,955
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	15,400	15,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	13,800	13,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	8,000	8,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	1,800	1,800
Seneca Valley PA School Dist. GO TOB VRDO	1.69	12/7/2004 (1)*	23,320	23,320
South Fork PA Hosp. Auth. Rev
(Conemaugh Valley Hosp.) VRDO	1.64	12/1/2004 (1)	21,075	21,075
St. Mary's Hosp. Auth. Bucks County PA Rev
(Catholic Health Initiatives) VRDO	1.63	12/7/2004	11,200	11,200

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

St. Mary's Hosp. Auth. Bucks County PA Rev
(Catholic Health Initiatives) VRDO	1.66	12/7/2004	$30,000	$30,000
State Public School Building Auth. Pennsylvania School Rev
(Philadelphia School Dist.) TOB PUT	1.80	7/27/2005 (4)*	4,985	4,985
State Public School Building Auth. Pennsylvania School Rev
(Philadelphia School Dist.) TOB VRDO	1.69	12/7/2004 (4)*	4,995	4,995
State Public School Building Auth. Pennsylvania School Rev
(Philadelphia School Dist.) TOB VRDO	1.71	12/7/2004 (4)*	5,950	5,950
Tredyffrin-Easttown PA School Dist. GO TOB VRDO	1.69	12/7/2004 *	8,295	8,295
Union County PA Higher Educ. Auth. Rev
(Bucknell Univ.) VRDO	1.63	12/7/2004	5,385	5,385
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.66	12/7/2004	20,300	20,300
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.66	12/7/2004	30,400	30,400
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	3,800	3,800
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	11,400	11,400
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	12,900	12,900
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	3,865	3,865
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	3,200	3,200
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania Asset Notes	2.00	12/3/2004	48,000	48,002
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania Asset Notes	3.00	10/14/2005	26,000	26,318
York County PA IDA (PECO) CP	1.80	2/23/2005 LOC	16,440	16,440
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev. TOB PUT	1.88	10/20/2005 (1)*	10,595	10,533
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.67	12/7/2004 (1)*	7,740	7,740
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.69	12/7/2004 (1)*	3,500	3,500
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.63	12/7/2004 (2)	35,300	35,300
Puerto Rico Infrastructure Financing Auth
Special Tax Rev. TOB VRDO	1.67	12/7/2004 (2)*	6,515	6,515
Puerto Rico Public Finance Corp. TOB VRDO	1.67	12/7/2004 (2)*	7,015	7,015
Puerto Rico Public Finance Corp. TOB VRDO	1.69	12/7/2004 (11)*	11,381	11,381
Puerto Rico TRAN	3.00	7/29/2005	25,000	25,220

TOTAL MUNICIPAL BONDS
(Cost $2,663,513)				2,663,513

Pennsylvania Tax-Exempt Money Market Fund	Market Value^ (000)

OTHER ASSETS AND LIABILITIES (-0.2%)

Other Assets--Note B	$24,257
Liabilities	(29,260)
(5,003)

NET ASSETS (100%)

Applicable to 2,658,515,173 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$2,658,510

NET ASSET VALUE PER SHARE	$1.00

•See Note A in Notes to Financial Statements.
*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of these securities was $329,134,000, representing 12.4% of net assets.
For key to abbreviations and other references, see page 33.

AT NOVEMBER 30, 2004, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share

Paid-in Capital	$2,658,523	$1.00
Undistributed Net Investment Income	--	.--
Accumulated Net Realized Losses	(13)	.--
Unrealized Appreciation	--	.--

NET ASSETS	$2,658,510	$1.00

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (100.0%)

Adams County PA GO	5.30	5/15/2011 (3)(Prere.)	$10,240	$11,435
Allegheny County PA Airport Rev
(Pittsburgh International Airport)	6.00	1/1/2014 (3)	4,295	4,648
Allegheny County PA Airport Rev
(Pittsburgh International Airport)	5.00	1/1/2017 (1)	12,205	12,780
Allegheny County PA Airport Rev
(Pittsburgh International Airport)	5.00	1/1/2019 (1)	15,750	16,331
Allegheny County PA GO	0.00	4/1/2010 (1)	2,000	1,654
Allegheny County PA GO	5.75	11/1/2011 (3)	1,725	1,965
Allegheny County PA GO	5.50	11/1/2014 (3)	1,050	1,167
Allegheny County PA GO	5.375	11/1/2016 (1)	3,725	4,110
Allegheny County PA GO	5.375	11/1/2016 (1)	4,100	4,524
Allegheny County PA GO	5.375	11/1/2017 (1)	3,600	3,958
Allegheny County PA GO	5.375	11/1/2017 (1)	2,880	3,166
Allegheny County PA GO	5.375	11/1/2018 (1)	2,000	2,193
Allegheny County PA GO	5.375	11/1/2019 (1)	2,645	2,888
Allegheny County PA GO	5.25	11/1/2021 (3)	3,000	3,213
Allegheny County PA Hosp. Dev. Auth. Rev
(Catholic Health East)	5.25	11/15/2013 (2)	1,000	1,092
Allegheny County PA Hosp. Dev. Auth. Rev
(Magee Women's Hosp.)	6.00	10/1/2010 (3)	4,235	4,860
Allegheny County PA Hosp. Dev. Auth. Rev
(Univ. of Pittsburgh)	5.60	4/1/2017 (1)	2,000	2,157
Allegheny County PA Hosp. Dev. Auth. Rev
(Univ. of Pittsburgh)	6.00	7/1/2026 (1)	4,625	5,400
Allegheny County PA Hosp. Dev. Auth. Rev
(Univ. of Pittsburgh)	6.00	7/1/2027 (1)	9,325	10,893
Allegheny County PA Port Auth. Rev	6.00	3/1/2009 (1)(Prere.)	2,565	2,909
Allegheny County PA Port Auth. Rev	6.00	3/1/2009 (1)(Prere.)	4,310	4,888
Allegheny County PA Port Auth. Rev	6.00	3/1/2009 (1)(Prere.)	16,000	18,144
Allegheny County PA Port Auth. Rev	6.25	3/1/2009 (1)(Prere.)	3,740	4,278
Allegheny County PA Port Auth. Rev	5.375	3/1/2012 (3)	4,965	5,520
Allegheny County PA Port Auth. Rev	5.50	3/1/2013 (3)	7,000	7,791
Allegheny County PA Port Auth. Rev	5.50	3/1/2014 (3)	2,355	2,625
Allegheny County PA Port Auth. Rev	5.50	3/1/2016 (3)	1,500	1,661
Allegheny County PA Port Auth. Rev	5.50	3/1/2017 (3)	2,750	3,037
Allegheny County PA Sanitation Auth. Sewer Rev	6.00	12/1/2007 (1)(Prere.)	54,630	61,329
Allegheny County PA Sanitation Auth. Sewer Rev	6.00	12/1/2010 (1)	1,500	1,728
Allegheny County PA Sanitation Auth. Sewer Rev	6.00	12/1/2011 (1)	1,490	1,715
Allegheny County PA Sanitation Auth. Sewer Rev	5.75	12/1/2012 (1)	1,180	1,344
Allegheny County PA Sanitation Auth. Sewer Rev	5.75	12/1/2013 (1)	2,000	2,273
Allegheny County PA Sanitation Auth. Sewer Rev	6.25	12/1/2014 (1)	9,660	9,886
Allegheny County PA Sanitation Auth. Sewer Rev	5.375	12/1/2016 (1)	3,545	3,906
Allegheny County PA Sanitation Auth. Sewer Rev	5.50	12/1/2016 (3)(ETM)	11,295	11,296
Allegheny County PA Sanitation Auth. Sewer Rev	5.375	12/1/2017 (1)	5,000	5,489
Allegheny County PA Sanitation Auth. Sewer Rev	5.375	12/1/2018 (1)	15,000	16,418
Allegheny County PA Sanitation Auth. Sewer Rev	5.50	12/1/2030 (1)	14,030	15,002
Ambridge PA Area School Dist	5.50	11/1/2029 (1)+	13,145	14,122
Berks County PA GO	0.00	11/15/2013 (3)	7,250	5,000
Berks County PA GO	0.00	11/15/2014 (3)	8,615	5,630

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Berks County PA GO	0.00	11/15/2015 (3)	$6,250	$3,864
Berks County PA Hosp. Rev. (Reading Hosp.)	5.70	10/1/2014 (1)	4,500	5,123
Bethlehem PA Area School Dist	5.375	3/15/2012 (3)(Prere.)	7,500	8,428
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.50	7/1/2016 (2)	4,480	5,005
Bucks County PA IDA (Pennswood Village Project)	6.00	10/1/2034	2,600	2,690
Bucks County PA IDA Solid Waste Rev
(Waste Management Project) PUT	4.90	2/1/2008	6,400	6,630
Carlisle PA Area School Dist. GO	5.375	3/1/2016 (1)	1,550	1,703
Carlisle PA Area School Dist. GO	5.375	3/1/2017 (1)	1,635	1,791
Carlisle PA Area School Dist. GO	5.375	3/1/2018 (1)	1,725	1,885
Carlisle PA Area School Dist. GO	5.375	3/1/2019 (1)	1,820	1,982
Center City Philadelphia PA Business Improvement	5.50	12/1/2015 (2)	6,955	7,300
Central Bucks PA School Dist	5.50	5/15/2015 (3)	5,540	6,164
Central Bucks PA School Dist	5.50	5/15/2017 (3)	3,785	4,192
Central Bucks PA School Dist	5.50	5/15/2018 (3)	2,400	2,653
Central Bucks PA School Dist	5.50	5/15/2019 (3)	1,500	1,653
Chester County PA Health & Educ. Fac. Auth. Rev
(Chester County Hosp.)	5.875	7/1/2016 (1)	7,870	8,333
Chester County PA Health & Educ. Fac. Auth. Rev
(Jefferson Health System)	5.125	5/15/2018 (2)	12,445	13,018
Chester County PA Health & Educ. Fac. Auth. Rev
(Jefferson Health System)	5.25	5/15/2022 (2)	36,580	38,245
Chester County PA Health & Educ. Fac. Auth. Rev
(Jefferson Health System) VRDO	1.62	12/7/2004	3,970	3,970
Coatesville PA School Dist. GO	5.25	8/15/2020 (4)	6,645	7,207
Cumberland County PA Muni. Auth. College Rev
(Dickinson College)	5.50	11/1/2030 (2)	3,230	3,453
Dauphin County PA General Auth. Hosp. Rev
(West Pennsylvania Hosp.)	5.50	7/1/2013 (1)(ETM)	5,000	5,387
Delaware County PA Auth. Rev. (Catholic Health East)	5.25	11/15/2012 (2)	3,300	3,606
Delaware County PA Auth. Rev. (Catholic Health East)	5.25	11/15/2013 (2)	4,665	5,095
Delaware County PA Hosp. Auth. Rev
(Crozer-Chester Medical Center)	5.30	12/1/2027	8,905	8,587
Delaware County PA Hosp. Auth. Rev
(Crozer-Chester Medical Center) VRDO	1.68	12/7/2004 LOC	7,800	7,800
Delaware County PA Hosp. Auth. Rev
(Delaware County Memorial Hosp.)	5.50	8/15/2013 (1)	12,000	12,507
Delaware County PA IDA Airport Fac
(United Parcel Service) VRDO	1.59	12/1/2004	2,950	2,950
Delaware County PA IDA Resource Recovery Rev
(American Fuel)	6.10	7/1/2013	10,500	11,283
Delaware County PA IDA Rev
(Suburban Water Co. Project)	5.15	9/1/2032 (2)	5,500	5,559
Delaware County PA Regional
Water Quality Control Auth. Rev	5.50	5/1/2014 (3)	2,405	2,687
Delaware County PA Regional
Water Quality Control Auth. Rev	5.50	5/1/2016 (3)	2,685	2,981
Delaware River Port Auth
Pennsylvania & New Jersey Rev	5.70	1/1/2023 (4)	8,345	9,177
Delaware River Port Auth
Pennsylvania & New Jersey Rev	5.50	1/1/2026 (3)	13,025	13,654

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Erie PA School Dist. GO	0.00	9/1/2010 (4)	$5,665	$4,605
Erie PA School Dist. GO	5.80	9/1/2010 (2)(Prere.)	4,500	5,125
Erie PA School Dist. GO	0.00	9/1/2011 (4)	5,780	4,462
Erie PA School Dist. GO	0.00	9/1/2013 (4)	2,780	1,933
Erie PA School Dist. GO	0.00	5/1/2016 (1)(ETM)	3,175	1,910
Erie PA School Dist. GO	0.00	9/1/2016 (4)	5,785	3,394
Erie PA School Dist. GO	0.00	9/1/2018 (4)	1,615	843
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	1.67	12/1/2004	550	550
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	1.68	12/1/2004	11,100	11,100
Hazleton PA Area School Dist. GO	5.50	3/1/2011 (3)	3,740	4,164
Hazleton PA Area School Dist. GO	5.75	3/1/2012 (3)	1,420	1,608
Hazleton PA Area School Dist. GO	6.00	3/1/2016 (3)	18,245	20,857
Hazleton PA Area School Dist. GO	0.00	3/1/2017 (3)	4,425	2,516
Hazleton PA Area School Dist. GO	0.00	3/1/2022 (3)	5,265	2,246
Lake Lehman PA School Dist. GO	0.00	4/1/2014 (1)	1,290	865
Lake Lehman PA School Dist. GO	0.00	4/1/2015 (1)	1,295	822
Lake Lehman PA School Dist. GO	0.00	4/1/2016 (1)	1,310	783
Lake Lehman PA School Dist. GO	0.00	4/1/2017 (1)	1,315	741
Lake Lehman PA School Dist. GO	0.00	4/1/2018 (1)	1,000	533
Lancaster County PA GO	6.25	5/1/2010 (3)(Prere.)	4,605	5,319
Lancaster County PA GO	6.25	5/1/2010 (3)(Prere.)	4,370	5,048
Lancaster County PA GO	5.50	11/1/2016 (3)	1,025	1,139
Lancaster County PA GO	5.50	11/1/2017 (3)	1,060	1,177
Lancaster County PA GO	5.50	11/1/2018 (3)	1,120	1,241
Lancaster County PA GO	5.50	11/1/2019 (3)	1,175	1,298
Lancaster County PA Hosp. Auth. Rev
(Willow Valley Retirement Project)	5.875	6/1/2021	1,000	1,052
Lancaster County PA Hosp. Auth. Rev
(Willow Valley Retirement Project)	5.875	6/1/2031	6,000	6,232
Lancaster PA School Dist. GO	5.375	2/15/2017 (3)	5,590	5,893
Latrobe PA IDA (Saint Vincent College)	5.60	5/1/2021	1,635	1,716
Latrobe PA IDA (Saint Vincent College)	5.70	5/1/2031	2,165	2,229
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.00	11/15/2035	10,500	10,744
Lehigh County PA General Purpose Hosp. Auth. Rev
(Lehigh Valley Health Network)	5.625	7/1/2005 (1)(Prere.)	800	833
Lehigh County PA General Purpose Hosp. Auth. Rev
(Lehigh Valley Health Network)	5.70	7/1/2010 (1)	3,905	4,060
Lehigh County PA General Purpose Hosp. Auth. Rev
(Lehigh Valley Health Network)	5.375	7/1/2014 (4)	900	979
Lehigh County PA General Purpose Hosp. Auth. Rev
(Lehigh Valley Health Network)	7.00	7/1/2016 (1)	4,415	5,453
Lehigh County PA General Purpose Hosp. Auth. Rev
(Lehigh Valley Health Network)	5.625	7/1/2025 (1)	9,200	9,529
Luzerne County PA GO	0.00	11/15/2016 (1)	2,360	1,293
Luzerne County PA GO	0.00	11/15/2017 (1)	2,390	1,228
Luzerne County PA GO	5.25	12/15/2021 (3)	5,320	5,933
McKeesport PA Area School Dist. GO	0.00	10/1/2005 (1)	1,050	1,031
McKeesport PA Area School Dist. GO	0.00	10/1/2006 (1)	2,015	1,925
McKeesport PA Area School Dist. GO	0.00	10/1/2007 (1)	2,080	1,927

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

McKeesport PA Area School Dist. GO	0.00	10/1/2008 (1)	$2,270	$2,022
McKeesport PA Area School Dist. GO	0.00	10/1/2009 (1)	2,020	1,720
McKeesport PA Area School Dist. GO	0.00	10/1/2010 (1)	1,840	1,492
McKeesport PA Area School Dist. GO	0.00	10/1/2011 (1)	1,835	1,413
McKeesport PA Area School Dist. GO	0.00	10/1/2014 (1)	2,040	1,337
McKeesport PA Area School Dist. GO	0.00	10/1/2015 (1)	2,040	1,265
McKeesport PA Area School Dist. GO	0.00	10/1/2016 (1)	4,655	2,720
McKeesport PA Area School Dist. GO	0.00	10/1/2018 (2)	3,075	1,608
McKeesport PA Area School Dist. GO	0.00	10/1/2024 (2)	3,000	1,094
McKeesport PA Area School Dist. GO	0.00	10/1/2028 (2)	2,340	671
Montgomery County PA GO	5.00	7/15/2019	8,800	9,345
Montgomery County PA GO	5.375	10/15/2025	7,930	8,277
Mount Lebanon PA Hosp. Dev. Auth. Rev
(St. Clair Memorial Hosp.)	6.25	7/1/2006 (3)	4,905	5,203
Nazareth PA School Dist. GO	5.50	5/15/2005 (2)(Prere.)	1,500	1,524
Neshaminy PA School Dist. GO	5.70	2/15/2014 (3)	8,795	9,495
North Hills PA School Dist. GO	5.25	11/15/2007 (3)(Prere.)	7,440	8,046
Northampton County PA General Purpose Auth
Univ. Rev. (Lehigh Univ.) VRDO	1.70	12/7/2004	4,000	4,000
Northampton County PA Higher Educ. Auth
Rev. (Lehigh Univ.) VRDO	1.63	12/7/2004	1,900	1,900
Northampton County PA IDA PCR (Central Metro. Edison)	6.10	7/15/2021 (1)	4,410	4,591
Northeastern PA Hosp. & Educ. Health Rev
(Wyoming Valley Health)	5.25	1/1/2016 (2)	5,910	6,284
Northeastern PA Hosp. & Educ. Health Rev
(Wyoming Valley Health)	5.25	1/1/2026 (2)	2,850	2,942
Owen J. Roberts School Dist. Pennsylvania GO	5.50	8/15/2017 (4)	1,495	1,658
Owen J. Roberts School Dist. Pennsylvania GO	5.375	5/15/2018 (1)	1,635	1,734
Parkland PA School Dist. GO	5.375	9/1/2015 (3)	3,050	3,450
Parkland PA School Dist. GO	5.375	9/1/2016 (3)	2,000	2,264
Pennsbury PA School Dist. GO	5.25	8/1/2024 (4)	9,135	9,755
Pennsylvania Convention Center Auth. Rev	6.70	9/1/2016 (3)(ETM)	25,150	30,636
Pennsylvania Convention Center Auth. Rev	6.00	9/1/2019 (3)(ETM)	14,275	17,076
Pennsylvania Econ. Dev. Financing Auth
Fac. Rev. (Amtrak Project)	6.00	11/1/2007	920	964
Pennsylvania Econ. Dev. Financing Auth
Fac. Rev. (Amtrak Project)	6.00	11/1/2010	1,095	1,149
Pennsylvania Econ. Dev. Financing Auth
Fac. Rev. (Amtrak Project)	6.00	11/1/2011	1,160	1,215
Pennsylvania GO	5.00	11/15/2005 (2)(Prere.)	5,000	5,212
Pennsylvania GO	5.375	5/15/2006 (3)(Prere.)	5,000	5,299
Pennsylvania GO	5.125	3/15/2007 (2)(Prere.)	7,990	8,600
Pennsylvania GO	5.75	10/1/2009 (3)(Prere.)	19,850	22,548
Pennsylvania GO	5.25	10/15/2010 (Prere.)	8,850	9,913
Pennsylvania GO	6.00	1/15/2011	3,000	3,398
Pennsylvania GO	5.25	10/15/2011	11,200	12,395
Pennsylvania GO	5.25	10/15/2012	11,300	12,476
Pennsylvania GO	5.00	7/1/2013 (3)	25,000	27,507
Pennsylvania GO	5.25	2/1/2014 (1)	20,000	22,369
Pennsylvania Higher Educ. Assistance Agency Rev	6.125	12/15/2010 (1)(Prere.)	2,000	2,324
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.71	12/7/2004 (2)	4,100	4,100

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pennsylvania Higher Educ. Fac. Auth. Health Services Rev
(Allegheny/Delaware Valley Obligated Group)	5.875	11/15/2016 (1)	$19,900	$21,170
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev
(Allegheny/Delaware Valley Obligated Group)	5.875	11/15/2021 (1)	3,040	3,234
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev
(Allegheny/Delaware Valley Obligated Group)	5.875	11/15/2021 (1)	6,505	6,920
Pennsylvania Higher Educ. Fac. Auth. Rev	5.50	6/15/2017 (2)	935	1,025
Pennsylvania Higher Educ. Fac. Auth. Rev	5.625	6/15/2019 (2)	1,160	1,282
Pennsylvania Higher Educ. Fac. Auth. Rev
(Bryn Mawr College)	5.25	12/1/2012 (2)	11,120	12,441
Pennsylvania Higher Educ. Fac. Auth. Rev
(Bryn Mawr College)	5.625	12/1/2014 (1)	2,200	2,402
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.67	12/1/2004	1,200	1,200
Pennsylvania Higher Educ. Fac. Auth. Rev
(Philadelphia Univ.)	5.125	6/1/2025	3,500	3,407
Pennsylvania Higher Educ. Fac. Auth. Rev
(Philadelphia Univ.)	5.25	6/1/2032	4,000	3,897
Pennsylvania Higher Educ. Fac. Auth. Rev
(State System of Higher Educ.) VRDO	1.62	12/7/2004 (2)	3,400	3,400
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.25	4/1/2011 (1)	3,545	3,852
Pennsylvania Higher Educ. Fac. Auth. Rev
(UPMC Health Systems)	6.25	1/15/2016	3,120	3,474
Pennsylvania Higher Educ. Fac. Auth. Rev
(UPMC Health Systems)	6.00	1/15/2022	5,000	5,421
Pennsylvania Higher Educ. Fac. Auth. Rev
(UPMC Health Systems)	6.00	1/15/2031	5,000	5,314
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.00	7/15/2020	2,360	2,401
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.40	7/15/2036	3,000	3,044
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.00	5/1/2011 LOC	9,505	10,104
Pennsylvania Housing Finance Agency Rev	5.25	4/1/2021	5,000	5,144
Pennsylvania Housing Finance Agency Rev	5.40	10/1/2024	3,955	4,021
Pennsylvania Housing Finance Agency Rev	5.35	10/1/2031	13,000	13,147
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50	7/1/2016 (2)	14,865	16,522
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50	7/1/2017 (2)	7,000	7,759
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50	7/1/2018 (2)	7,630	8,440
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50	7/1/2019 (2)	6,340	6,991
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50	7/1/2020 (2)	4,495	4,957
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50	7/1/2021 (2)	8,130	8,922
Pennsylvania Intergovernmental Cooperation Auth. Rev	7.00	6/15/2005 (3)(Prere.)	2,250	2,311
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.625	6/15/2013 (3)	2,605	2,732
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25	6/15/2014 (3)	10,765	11,719
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25	6/15/2017 (3)	7,830	8,445
Pennsylvania State Univ. Rev	5.00	9/1/2024	10,625	11,023
Pennsylvania State Univ. Rev	5.00	9/1/2029	7,625	7,748
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.125	12/1/2016 (2)(ETM)	995	1,086
Pennsylvania Turnpike Comm. Rev	5.625	6/1/2012 (3)	9,000	10,157
Pennsylvania Turnpike Comm. Rev	5.625	6/1/2013 (3)	8,000	8,992
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2013 (2)	2,810	3,111
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2014 (2)	5,350	5,939
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2015 (2)	6,370	7,023

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pennsylvania Turnpike Comm. Rev	5.375	7/15/2016 (2)	$1,000	$1,099
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2017 (2)	7,550	8,272
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2018 (2)	1,505	1,644
Pennsylvania Turnpike Comm. Rev	5.375	7/15/2019 (2)	2,500	2,721
Pennsylvania Turnpike Comm. Rev	5.50	12/1/2031 (2)	17,610	18,928
Pennsylvania Turnpike Comm. Rev	5.50	7/15/2032 (2)	12,010	12,828
Pennsylvania Turnpike Comm. Rev	5.25	12/1/2032 (2)	10,000	10,485
Philadelphia PA Airport Parking Auth	5.40	9/1/2011 (2)	4,520	4,859
Philadelphia PA Airport Parking Auth	5.40	9/1/2012 (2)	5,990	6,440
Philadelphia PA Airport Parking Auth	5.40	9/1/2015 (2)	6,350	6,829
Philadelphia PA Airport Parking Auth	5.50	9/1/2018 (2)	4,250	4,581
Philadelphia PA Airport Parking Auth	5.125	2/15/2024 (2)	1,045	1,074
Philadelphia PA Airport Parking Auth	5.25	9/1/2029 (4)	3,530	3,644
Philadelphia PA GO	6.00	11/15/2010 (3)	1,065	1,090
Philadelphia PA GO	6.00	11/15/2011 (3)	1,145	1,172
Philadelphia PA GO	6.00	11/15/2012 (3)	1,270	1,299
Philadelphia PA GO	6.00	11/15/2013 (3)	715	732
Philadelphia PA GO	5.25	3/15/2014 (4)	1,750	1,912
Philadelphia PA GO	5.25	9/15/2014 (4)	7,460	8,155
Philadelphia PA GO	5.25	3/15/2015 (4)	2,600	2,812
Philadelphia PA GO	5.25	9/15/2015 (4)	4,775	5,170
Philadelphia PA GO	5.25	9/15/2016 (4)	6,425	6,957
Philadelphia PA GO	5.25	9/15/2017 (4)	9,155	9,912
Philadelphia PA GO	5.25	9/15/2018 (4)	2,135	2,307
Philadelphia PA GO	5.00	5/15/2020 (1)	8,000	8,358
Philadelphia PA Gas Works Rev	5.25	7/1/2011 (4)	3,965	4,273
Philadelphia PA Gas Works Rev	5.375	7/1/2012 (4)	4,000	4,331
Philadelphia PA Gas Works Rev	5.375	7/1/2014 (4)	4,310	4,666
Philadelphia PA Gas Works Rev	5.375	7/1/2016 (4)	13,280	14,816
Philadelphia PA Gas Works Rev	5.375	7/1/2018 (4)	11,555	12,911
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.64	12/1/2004	5,000	5,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.67	12/1/2004	13,700	13,700
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Jefferson Health System)	5.125	5/15/2018 (2)	5,700	5,963
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.75	6/15/2010 (3)	4,440	4,835
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375	6/15/2012 (3)	1,000	1,076
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	7/1/2012 (3)	5,505	6,068
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	6/15/2013 (3)	1,030	1,119
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375	7/1/2013 (3)	10,000	10,728
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	7/1/2013 (3)	5,825	6,364
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	6/15/2014 (3)	1,090	1,180
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	7/1/2014 (3)	6,155	6,662
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.25	6/15/2015 (3)	5,695	6,113
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	6/15/2015 (3)	1,150	1,244
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	7/1/2015 (3)	6,435	7,006
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	6/15/2016 (3)	1,210	1,308
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	7/1/2016 (3)	5,000	5,443
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	6/15/2017 (3)	1,280	1,379
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	6/15/2018 (3)	1,350	1,450

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50	7/1/2018 (3)	$4,000	$4,331
Philadelphia PA Muni. Auth. Rev	5.25	11/15/2015 (4)	5,610	6,098
Philadelphia PA Muni. Auth. Rev	5.25	11/15/2016 (4)	10,000	10,793
Philadelphia PA Muni. Auth. Rev	5.25	11/15/2017 (4)	8,515	9,144
Philadelphia PA Muni. Auth. Rev	5.25	11/15/2018 (4)	3,000	3,210
Philadelphia PA Redev. Auth. Rev	5.50	4/15/2015 (3)	3,000	3,330
Philadelphia PA Redev. Auth. Rev	5.50	4/15/2017 (3)	2,255	2,492
Philadelphia PA Redev. Auth. Rev	5.50	4/15/2019 (3)	2,815	3,095
Philadelphia PA Redev. Auth. Rev	5.50	4/15/2020 (3)	2,000	2,199
Philadelphia PA Redev. Auth. Rev	5.50	4/15/2022 (3)	5,275	5,752
Philadelphia PA School Dist. GO	5.50	9/1/2005 (2)(Prere.)	4,000	4,142
Philadelphia PA School Dist. GO	5.50	9/1/2005 (2)(Prere.)	9,330	9,753
Philadelphia PA School Dist. GO	5.50	9/1/2005 (2)(Prere.)	1,150	1,202
Philadelphia PA School Dist. GO	5.50	9/1/2005 (2)(Prere.)	14,750	15,274
Philadelphia PA School Dist. GO	5.375	4/1/2007 (2)(Prere.)	1,490	1,593
Philadelphia PA School Dist. GO	5.75	2/1/2011 (4)(Prere.)	6,415	7,310
Philadelphia PA School Dist. GO	5.75	2/1/2011 (4)(Prere.)	7,420	8,455
Philadelphia PA School Dist. GO	5.25	2/1/2012 (4)	1,000	1,111
Philadelphia PA School Dist. GO	5.50	2/1/2012 (4)(Prere.)	1,800	2,037
Philadelphia PA School Dist. GO	5.50	2/1/2012 (4)(Prere.)	2,500	2,829
Philadelphia PA School Dist. GO	5.50	2/1/2012 (4)(Prere.)	2,000	2,263
Philadelphia PA School Dist. GO	5.50	2/1/2012 (4)(Prere.)	4,520	5,114
Philadelphia PA School Dist. GO	5.50	2/1/2012 (4)(Prere.)	2,000	2,263
Philadelphia PA School Dist. GO	5.50	2/1/2012 (4)(Prere.)	6,200	7,015
Philadelphia PA School Dist. GO	5.50	2/1/2012 (4)(Prere.)	1,000	1,131
Philadelphia PA School Dist. GO	5.25	4/1/2017 (1)	3,000	3,221
Philadelphia PA School Dist. GO	5.625	8/1/2017 (3)	1,000	1,099
Philadelphia PA School Dist. GO	5.625	8/1/2019 (3)	6,500	7,115
Philadelphia PA School Dist. GO	5.625	8/1/2020 (3)	6,000	6,555
Philadelphia PA School Dist. GO	5.625	8/1/2022 (3)	1,000	1,086
Philadelphia PA Water & Waste Water Rev	7.00	6/15/2010 (3)	33,865	40,321
Philadelphia PA Water & Waste Water Rev	7.00	6/15/2011 (3)	35,685	43,195
Philadelphia PA Water & Waste Water Rev	6.25	8/1/2011 (1)	3,750	4,388
Philadelphia PA Water & Waste Water Rev	5.50	8/1/2014 (1)	12,900	13,443
Philadelphia PA Water & Waste Water Rev	5.25	12/15/2014 (2)	7,100	7,947
Philadelphia PA Water & Waste Water Rev	5.25	11/1/2016 (3)	5,040	5,488
Philadelphia PA Water & Waste Water Rev	5.25	11/1/2017 (3)	5,460	5,925
Philadelphia PA Water & Waste Water Rev	5.60	8/1/2018 (1)	4,995	5,194
Philadelphia PA Water & Waste Water Rev	5.60	8/1/2018 (1)(ETM)	925	966
Philadelphia PA Water & Waste Water Rev	5.375	11/1/2019 (3)	4,155	4,528
Philadelphia PA Water & Waste Water Rev. VRDO	1.65	12/7/2004 (4)	15,000	15,000
Pine-Richland School Dist. Pennsylvania GO	5.50	9/1/2006 (4)(Prere.)	3,430	3,622
Pittsburgh PA GO	5.75	9/1/2009 (3)(Prere.)	4,505	4,997
Pittsburgh PA GO	6.00	9/1/2009 (3)(Prere.)	4,450	4,983
Pittsburgh PA GO	5.50	9/1/2013 (2)	10,965	12,073
Pittsburgh PA GO	5.125	9/1/2014 (3)	8,435	8,972
Pittsburgh PA GO	5.50	9/1/2014 (2)	12,000	13,309
Pittsburgh PA GO	5.125	9/1/2015 (3)	6,395	6,699
Pittsburgh PA GO	5.50	9/1/2015 (2)	4,140	4,506
Pittsburgh PA GO	5.25	9/1/2017 (3)	4,980	5,230
Pittsburgh PA School Dist. GO	5.25	3/1/2008 (3)(Prere.)	7,000	7,583

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pittsburgh PA School Dist. GO	5.25	3/1/2008 (3)(Prere.)	$5,200	$5,633
Pittsburgh PA School Dist. GO	5.35	3/1/2008 (3)(Prere.)	3,510	3,813
Pittsburgh PA School Dist. GO	0.00	8/1/2009 (2)	4,000	3,427
Pittsburgh PA School Dist. GO	5.50	9/1/2009 (4)(Prere.)	2,985	3,327
Pittsburgh PA School Dist. GO	5.50	9/1/2009 (4)(Prere.)	2,680	2,987
Pittsburgh PA School Dist. GO	5.375	9/1/2014 (4)	1,755	1,972
Pittsburgh PA School Dist. GO	5.50	9/1/2016 (4)	4,000	4,558
Pittsburgh PA School Dist. GO	5.50	9/1/2018 (4)	2,880	3,297
Pittsburgh PA Water & Sewer Auth. Rev	7.25	9/1/2014 (3)(ETM)*	25,210	30,123
Pittsburgh PA Water & Sewer Auth. Rev	0.00	9/1/2027 (3)	12,765	3,823
Pittsburgh PA Water & Sewer Auth. Rev	0.00	9/1/2028 (3)	8,965	2,529
Pittsburgh PA Water & Sewer Auth. Rev	0.00	9/1/2029 (3)	31,755	8,472
Reading PA School Dist. GO	0.00	1/15/2015 (3)	9,260	5,660
Reading PA School Dist. GO	0.00	1/15/2016 (3)	9,270	5,339
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.25	12/1/2013	2,000	2,239
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.25	12/1/2014	1,925	2,136
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.25	12/1/2015	2,045	2,264
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.25	12/1/2016	3,225	3,554
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.25	12/1/2017	6,640	7,280
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	6.25	12/1/2018	2,500	2,728
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	5.75	12/1/2021	3,000	3,185
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	5.875	12/1/2031	12,500	13,088
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	1,000	1,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	1,400	1,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.68	12/7/2004 (2)	300	300
Scranton-Lackawanna PA Health & Welfare Auth. Rev
(Mercy Health System)	5.625	1/1/2016 (1)	5,490	5,896
Scranton-Lackawanna PA Health & Welfare Auth. Rev
(Mercy Health System)	5.70	1/1/2023 (1)	9,205	9,890
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625	7/1/2010 (6)	2,300	2,497
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.75	7/1/2018 (6)	7,000	8,028
Southeastern Pennsylvania Transp. Auth. Rev	5.45	3/1/2011 (3)	3,730	4,035
Southeastern Pennsylvania Transp. Auth. Rev	5.375	3/1/2017 (3)	2,500	2,685
Southeastern Pennsylvania Transp. Auth. Rev	5.375	3/1/2022 (3)	15,825	16,919
St. Mary's Hosp. Auth. Bucks County PA Rev
(Catholic Health Initiatives)	5.375	6/1/2008 (Prere.)	2,525	2,772
St. Mary's Hosp. Auth. Bucks County PA Rev
(Catholic Health Initiatives)	5.375	6/1/2008 (Prere.)	2,340	2,569
Uniontown PA Area School Dist. GO	5.50	10/1/2033 (4)	9,950	10,641
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.00	11/1/2012 (1)	1,505	1,640

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.00	11/1/2013 (1)	$1,580	$1,705
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.00	11/1/2014 (1)	1,655	1,787
Univ. of Pittsburgh PA Rev	5.50	6/1/2010 (1)	5,285	5,755
Univ. of Pittsburgh PA Rev	5.50	6/1/2014 (1)	11,780	12,827
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.66	12/7/2004	3,930	3,930
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.68	12/7/2004	1,800	1,800
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	5.25	6/1/2017 (3)	6,995	7,533
Upper Darby PA School Dist. GO	5.00	5/1/2019 (2)	5,970	6,271
Warwick PA School Dist. GO	5.375	2/15/2015 (3)	2,435	2,677
Warwick PA School Dist. GO	5.375	2/15/2016 (3)	2,570	2,823
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.25	7/1/2010 (2)	1,750	1,903
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.125	7/1/2011 (2)	1,840	1,994
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.125	7/1/2012 (2)	1,935	2,117
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.25	7/1/2013 (2)	2,035	2,240
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.375	7/1/2014 (2)	1,640	1,821
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.375	7/1/2015 (2)	2,250	2,498
Washington County PA Hosp. Auth. Rev
(Washington Hosp.)	5.50	7/1/2016 (2)	2,375	2,663
West Cornwall Township PA Muni. Auth. College Rev
(Elizabethtown College)	6.00	12/15/2022	2,650	2,751
West Cornwall Township PA Muni. Auth. College Rev
(Elizabethtown College)	6.00	12/15/2027	2,000	2,053
West Jefferson Hills PA School Dist. GO	5.20	8/1/2017 (4)	1,955	2,113
West Jefferson Hills PA School Dist. GO	5.20	8/1/2018 (4)	2,060	2,219
West Mifflin PA School Dist. GO	5.625	8/15/2005 (3)(Prere.)	7,000	7,176
Westmoreland County PA Muni. Auth. Rev	6.125	7/1/2017 (1)(ETM)	8,205	9,686
Westmoreland County PA Muni. Auth. Service Water Rev	0.00	8/15/2015 (3)	5,000	3,118
Westmoreland County PA Muni. Auth. Service Water Rev	0.00	8/15/2023 (1)	5,000	1,941
Westmoreland County PA Muni. Auth. Service Water Rev	0.00	8/15/2024 (3)	4,000	1,457
York County PA Hosp. Auth. Rev. (York Hosp.)	5.25	7/1/2017 (2)	3,500	3,725
York County PA Hosp. Auth. Rev. (York Hosp.)	5.25	7/1/2023 (2)	8,675	9,010
York County PA Solid Waste & Refuse Auth. Rev	5.50	12/1/2013 (3)	6,750	7,660
York County PA Solid Waste & Refuse Auth. Rev	5.50	12/1/2014 (3)	4,050	4,616
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev	5.50	7/1/2020	5,300	5,933
Puerto Rico Electric Power Auth. Rev	5.25	7/1/2021 (1)	5,000	5,603
Puerto Rico Electric Power Auth. Rev	5.25	7/1/2023 (1)	10,500	11,696
Puerto Rico GO	5.50	7/1/2018 (1)	10,000	11,515
Puerto Rico GO	5.50	7/1/2020 (3)	5,000	5,769
Puerto Rico GO	5.50	7/1/2022 (3)	8,960	10,265
Puerto Rico GO	5.50	7/1/2029 (1)	10,000	11,206
Puerto Rico Govt. Dev. Bank VRDO	1.58	12/7/2004 (1)	2,100	2,100

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Puerto Rico Highway & Transp. Auth. Rev	5.50	7/1/2019 (1)	$17,000	19,613
Puerto Rico Highway & Transp. Auth. Rev	5.50	7/1/2020 (1)	14,610	16,857
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.63	12/7/2004 (2)	600	600
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.75	7/1/2022	5,000	5,708
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.00	7/1/2012 (2)	15,000	16,315
Puerto Rico Public Finance Corp.	6.00	8/1/2026	5,000	5,751

TOTAL MUNICIPAL BONDS
(Cost $2,134,190)				2,271,293

OTHER ASSETS AND LIABILITIES

Other Assets--Note B				35,801
Liabilities				(35,677)

				124

NET ASSETS (100%)				$2,271,417

•See Note A in Notes to Financial Statements.
*Securities with a value of $5,974,000 have been segregated as initial margin for open futures contracts.
†Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of November 30, 2004.
For key to abbreviations and other references, see page 33.

AT NOVEMBER 30, 2004, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	$2,127,428
Undistributed Net Investment Income	--
Accumulated Net Realized Gains	8,612
Unrealized Appreciation (Depreciation)
Investment Securities	137,103
Futures Contracts	(1,726)

NET ASSETS	$2,271,417

Investor Shares--Net Assets
Applicable to 125,280,106 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,443,914

NET ASSET VALUE PER SHARE--INVESTOR SHARES	$11.53

Admiral Shares--Net Assets
Applicable to 71,797,750 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$827,503

NET ASSET VALUE PER SHARE--ADMIRAL SHARES	$11.53

See Note D in Notes to Financial Statements for the tax-basis components of net assets

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
FR--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
UFSD--Union Free School District.
USD--United School District.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds,Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

	Pennsylvania Tax-Exempt Money Market Fund	Pennsylvania Long-Term Tax-Exempt Fund
	Year Ended November 30, 2004
	(000)	(000)

INVESTMENT INCOME
Income
Interest	$30,151	$108,331

Total Income	30,151	108,331

Expenses
The Vanguard Group--Note B
Investment Advisory Services	322	294
Management and Administrative
Investor Shares	2,531	1,696
Admiral Shares	--	531
Marketing and Distribution
Investor Shares	493	204
Admiral Shares	--	96
Custodian Fees	13	20
Auditing Fees	12	18
Shareholders' Reports
Investor Shares	18	18
Admiral Shares	--	2
Trustees' Fees and Expenses	2	2

Total Expenses	3,391	2,881
Expenses Paid Indirectly--Note C	--	(79)

Net Expenses	3,391	2,802

NET INVESTMENT INCOME	26,760	105,529

REALIZED NET GAIN (LOSS)
Investment Securities Sold	88	11,454
Futures Contracts	--	(60)

REALIZED NET GAIN (LOSS)	88	11,394

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	--	(41,874)
Futures Contracts	--	(1,375)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	--	(43,249)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,848	$73,674

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Pennsylvania Tax-Exempt Money Market Fund		Pennsylvania Long-Term Tax-Exempt Fund
	Year Ended November 30,
	2004 (000)	2003 (000)	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$26,760	$22,802	$105,529	$106,977
Realized Net Gain (Loss)	88	34	11,394	16,469
Change in Unrealized Appreciation (Depreciation)	--	--	(43,249)	48,001

Net Increase (Decrease) in Net Assets
Resulting from Operations	26,848	22,836	73,674	171,447

Distributions
Net Investment Income
Investor Shares	(26,760)	(22,802)	(67,235)	(69,639)
Admiral Shares	--	--	(38,294)	(37,338)
Realized Capital Gain*
Investor Shares	--	--	(8,016)	(7,937)
Admiral Shares	--	--	(4,499)	(4,127)

Total Distributions	(26,760)	(22,802)	(118,044)	(119,041)

Capital Share Transactions--Note F
Investor Shares	144,060	65,959	(50,366)	(109,599)
Admiral Shares	--	--	(6,792)	4,579

Net Increase (Decrease) from
Capital Share Transactions	144,060	65,959	(57,158)	(105,020)

Total Increase (Decrease)	144,148	65,993	(101,528)	(52,614)

Net Assets
Beginning of Period	2,514,362	2,448,369	2,372,945	2,425,559

End of Period	$2,658,510	$2,514,362	$2,271,417	$2,372,945

*Includes fiscal 2004 and 2003 short-term gain distributions by the Pennsylvania Long-Term Tax-Exempt Fund totaling $2,922,000 and $253,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

Pennsylvania Tax-Exempt Money Market Fund
	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.010	.009	.013	.028	.038
Net Realized and Unrealized Gain (Loss) on Investments	--	--	--	--	--

Total from Investment Operations	.010	.009	.013	.028	.038

Distributions
Dividends from Net Investment Income	(.010)	(.009)	(.013)	(.028)	(.038)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.010)	(.009)	(.013)	(.028)	(.038)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.05%	0.91%	1.32%	2.89%	3.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,659	$2,514	$2,448	$2,427	$2,127
Ratio of Total Expenses to Average Net Assets	0.13%	0.17%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.04%	0.90%	1.32%	2.82%	3.83%

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares
	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.74	$11.49	$11.36	$10.98	$10.65

Investment Operations
Net Investment Income	.528	.516	.550	.570	.584
Net Realized and Unrealized Gain (Loss) on Investments	(.148)	.307	.170	.380	.330

Total from Investment Operations	.380	.823	.720	.950	.914

Distributions
Dividends from Net Investment Income	(.528)	(.516)	(.550)	(.570)	(.584)
Distributions from Realized Capital Gains	(.062)	(.057)	(.040)	.--	.--

Total Distributions	(.590)	(.573)	(.590)	(.570)	(.584)

Net Asset Value, End of Period	$11.53	$11.74	$11.49	$11.36	$10.98

Total Return	3.32%	7.30%	6.49%	8.79%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,444	$1,523	$1,598	$1,543	$1,922
Ratio of Total Expenses to Average Net Assets	0.14%	0.17%	0.18%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.54%	4.42%	4.81%	5.04%	5.45%
Portfolio Turnover Rate	12%	11%	15%	13%	11%

Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares
	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2004	2003	2002	May14* to Nov. 30, 2001

Net Asset Value, Beginning of Period	$11.74	$11.49	$11.36	$11.18

Investment Operations
Net Investment Income	.534	.523	.556	.312
Net Realized and Unrealized Gain (Loss) on Investments	(.148)	.307	.170	.180

Total from Investment Operations	.386	.830	.726	.492

Distributions
Dividends from Net Investment Income	(.534)	(.523)	(.556)	(.312)
Distributions from Realized Capital Gains	(.062)	(.057)	(.040)	.--

Total Distributions	(.596)	(.580)	(.596)	(.312)

Net Asset Value, End of Period	$11.53	$11.74	$11.49	$11.36

Total Return	3.37%	7.36%	6.54%	4.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$828	$850	$827	$729
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.15%**
Ratio of Net Investment Income to Average Net Assets	4.60%	4.48%	4.86%	4.98%**
Portfolio Turnover Rate	12%	11%	15%	13%

  *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Pennsylvania Tax-Exempt Funds comprise the Pennsylvania Tax-Exempt Money Market Fund and Pennsylvania Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

The Long-Term Tax-Exempt Fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Long-Term Tax-Exempt Fund: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The Long-Term Tax-Exempt Fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

Pennsylvania Tax-Exempt Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization

Money Market	$365	0.01%	0.36%
Long-Term	320	0.01	0.32

The funds’ trustees and officers are also directors and officers of Vanguard.

C. The funds’ investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds’ management and administrative expenses. The funds’ custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended November 30, 2004, these arrangements reduced the Long-Term Tax-Exempt Fund’s management and administrative expenses by $78,000 and custodian fees by $1,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The Long-Term Tax-Exempt Fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $1,435,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2004, the Long-Term Tax-Exempt Fund had capital gains of $8,865,000 available for distribution.

The Long-Term Tax-Exempt Fund had realized losses totaling $1,979,000 through November 30, 2004, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2004, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $135,124,000, consisting of unrealized gains of $137,546,000 on securities that had risen in value since their purchase and $2,422,000 in unrealized losses on securities that had fallen in value since their purchase.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At November 30, 2004, the aggregate settlement value of open futures contracts expiring through March 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Pennsylvania Tax-Exempt Fund/Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Net Unrealized Appreciation (Depreciation)

Long-Term/30-Year U.S. Treasury Bond	835	$91,954	($1,726)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2004, the Long-Term Tax-Exempt Fund purchased $268,813,000 of investment securities and sold $298,923,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2004		2003
Pennsylvania Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Money Market
Issued	$2,197,470	2,197,470	$2,091,071	2,091,071
Issued in Lieu of Cash Distributions	25,304	25,304	21,445	21,445
Redeemed	(2,078,714)	(2,078,714)	(2,046,557)	(2,046,557)

Net Increase (Decrease)	144,060	144,060	65,959	65,959

Long-Term
Investor Shares
Issued	$200,135	17,190	$233,470	19,966
Issued in Lieu of Cash Distributions	54,672	4,707	56,202	4,808
Redeemed	(305,173)	(26,327)	(399,271)	(34,225)

Net Increase (Decrease)--Investor Shares	(50,366)	(4,430)	(109,599)	(9,451)

Admiral Shares
Issued	138,334	11,907	188,031	16,119
Issued in Lieu of Cash Distributions	28,357	2,441	28,264	2,418
Redeemed	(173,483)	(14,984)	(211,716)	(18,128)

Net Increase (Decrease)--Admiral Shares	(6,792)	(636)	4,579	409

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard Pennsylvania Tax-Exempt Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Vanguard Pennsylvania Tax-Exempt Money Market Fund and the Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting the Vanguard Pennsylvania Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 10, 2005

SPECIAL 2004 TAX INFORMATION
(UNAUDITED) FOR VANGUARD PENNSYLVANIA TAX-EXEMPT FUNDS

This information for the fiscal year ended November 30, 2004, is included pursuant to provisions of the Internal Revenue Code.

The Pennsylvania Long-Term Tax-Exempt Fund distributed $11,036,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

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THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (131)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (131)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001†	Trustee (131)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (131)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

†	December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (131)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (131)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (131)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (131)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard Brokerage Services, Vanguard.com, Vanguard IRA, Admiral, PlainTalk , and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 1- 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how the funds voted the proxies for securities they owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor
Account Services1-800-662-2739

Institutional Investor
Services
1-800-523-1036

Text Telephone
1-800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q770 012005

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2004: $30,300
Fiscal Year Ended November 30, 2003: $25,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2004: $1,685,500
Fiscal Year Ended November 30, 2003: $1,620,200

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2004: $257,800
Fiscal Year Ended November 30, 2003: $324,460

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2004: $76,400
Fiscal Year Ended November 30, 2003: $409,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2004: $0
Fiscal Year Ended November 30, 2003: $31,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2004: $76,400
Fiscal Year Ended November 30, 2003: $440,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.